Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Changes in Intangible Assets

Changes in intangible assets for the year ended December 31, 2023 are as follows:

	Development costs	Industrial patents and intellectual property rights	Concessions, licenses, trademarks and similar rights	Intangible fixed assets in process and advances	Other intangible assets	Total
	(EUR thousand)
Cost
At January 1, 2022	16,081	16,923	25,877	4,073	11,306	74,260
Additions	—	4,792	43	2,667	595	8,097
Disposals	—	—	—	—	—	—
Reclassifications	—	3,435	—	(3,593)	158	—
Exchange differences	—	105	(35)	—	347	417
At December 31, 2022	16,081	25,255	25,885	3,147	12,406	82,773
Additions	—	3,571	102	5,023	—	8,696
Disposals	—	(402)	—	(25)	—	(427)
Reclassifications	—	2,072	—	(2,072)	—	—
Exchange differences	(24)	55	(96)	(17)	(188)	(271)
At December 31, 2023	16,057	30,550	25,890	6,056	12,218	90,771

Amortization
At January 1, 2022	8,752	11,838	14,502	—	7,240	42,332
Amortization	2,694	3,271	1,483	—	668	8,116
Disposal	—	—	—	—	—	—
Exchange differences	1	59	(8)	—	116	168
At December 31, 2022	11,447	15,168	15,977	—	8,024	50,616
Amortization	2,537	5,125	1,314	—	664	9,640
Disposal	—	(402)	—	—	—	(402)
Exchange differences	(17)	49	(20)	—	(79)	(67)
At December 31, 2023	13,967	19,940	17,270	—	8,609	59,786

Net book value
At December 31, 2023	2,090	10,610	8,620	6,056	3,609	30,985
At December 31, 2022	4,634	10,087	9,908	3,147	4,382	32,158